Quarterly Report
March 31, 2020
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 2.8%
CACI International, Inc., “A” (a)	6,139	$1,296,250
Curtiss-Wright Corp.	8,628	797,313
		$2,093,563
Apparel Manufacturers – 1.7%
Levi Strauss & Co., “A” (l)	23,179	$288,115
Skechers USA, Inc., “A” (a)	41,816	992,712
		$1,280,827
Automotive – 1.9%
IAA, Inc. (a)	23,633	$708,045
Stoneridge, Inc. (a)	40,807	683,517
		$1,391,562
Biotechnology – 6.2%
Acorda Therapeutics, Inc. (a)	70,984	$66,200
Adaptive Biotechnologies Corp. (a)	6,176	171,569
Akebia Therapeutics, Inc. (a)	87,763	665,243
Arena Pharmaceuticals, Inc. (a)	11,999	503,958
Coherus BioSciences, Inc. (a)	34,130	553,589
CytomX Therapeutics, Inc. (a)	53,585	410,997
Emergent BioSolutions, Inc. (a)	6,308	364,981
Esperion Therapeutics, Inc. (a)	14,635	461,442
Exelixis, Inc. (a)	2,620	45,116
Jounce Therapeutics, Inc. (a)	72,303	343,439
Macrogenics, Inc. (a)	39,496	229,867
Pieris Pharmaceuticals, Inc. (a)	26,363	60,108
Retrophin, Inc. (a)	22,692	331,076
Varex Imaging Corp. (a)	20,461	464,669
		$4,672,254
Brokerage & Asset Managers – 0.1%
Lazard Ltd.	1,921	$45,259
Business Services – 1.2%
BrightView Holdings, Inc. (a)	8,473	$93,711
Forrester Research, Inc. (a)	25,058	732,445
World Fuel Services Corp.	3,459	87,098
		$913,254
Cable TV – 2.2%
Cable One, Inc.	993	$1,632,502
Chemicals – 0.1%
Ingevity Corp. (a)	2,145	$75,504
Computer Software – 3.7%
Cornerstone OnDemand, Inc. (a)	25,643	$814,165
Paylocity Holding Corp. (a)	13,363	1,180,220
RingCentral, Inc. (a)	2,076	439,925
SecureWorks Corp. (a)	26,097	300,377
		$2,734,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.6%
Box, Inc., “A” (a)	53,999	$758,146
Five9, Inc. (a)	23,141	1,769,361
Verint Systems, Inc. (a)	21,749	935,207
		$3,462,714
Construction – 1.5%
Eagle Materials, Inc.	13,786	$805,378
Toll Brothers, Inc.	17,028	327,789
		$1,133,167
Consumer Products – 1.8%
Prestige Brands Holdings, Inc. (a)	35,943	$1,318,389
Consumer Services – 1.2%
Grand Canyon Education, Inc. (a)	11,520	$878,803
Electrical Equipment – 1.4%
TriMas Corp. (a)	46,819	$1,081,519
Electronics – 3.7%
Amkor Technology, Inc. (a)	74,858	$583,144
Jabil Circuit, Inc.	23,770	584,267
Plexus Corp. (a)	15,785	861,230
Sanmina Corp. (a)	16,236	442,918
Silicon Laboratories, Inc. (a)	3,099	264,685
		$2,736,244
Energy - Independent – 0.4%
WPX Energy, Inc. (a)	86,407	$263,541
Engineering - Construction – 3.4%
Great Lakes Dredge & Dock Corp. (a)	47,303	$392,615
KBR, Inc.	52,446	1,084,583
Quanta Services, Inc.	32,386	1,027,608
Tutor Perini Corp. (a)	8,638	58,047
		$2,562,853
Food & Beverages – 3.4%
Hostess Brands, Inc. (a)	104,808	$1,117,253
Ingredion, Inc.	11,312	854,056
Pilgrim's Pride Corp. (a)	32,254	584,443
		$2,555,752
Forest & Paper Products – 0.4%
Boise Cascade Corp.	13,534	$321,839
Gaming & Lodging – 1.0%
Everi Holdings, Inc. (a)	48,357	$159,578
Wyndham Hotels & Resorts, Inc.	19,476	613,689
		$773,267
Health Maintenance Organizations – 0.2%
Magellan Health Services, Inc. (a)	3,647	$175,457
Insurance – 4.7%
American Equity Investment Life Holding Co.	38,083	$715,960
Brighthouse Financial, Inc. (a)	13,610	328,954
CNO Financial Group, Inc.	55,048	682,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Essent Group Ltd.	18,390	$484,392
MGIC Investment Corp.	63,416	402,692
Radian Group, Inc.	39,714	514,296
Third Point Reinsurance Ltd. (a)	14,627	108,386
Universal Insurance Holdings, Inc.	14,641	262,367
		$3,499,092
Leisure & Toys – 1.3%
Brunswick Corp.	25,133	$888,954
Funko, Inc., “A” (a)	28,891	115,275
		$1,004,229
Machinery & Tools – 5.0%
ACCO Brands Corp.	28,342	$143,127
AGCO Corp.	18,202	860,045
Allison Transmission Holdings, Inc.	7,915	258,108
Enerpac Tool Group Corp.	39,192	648,628
ITT, Inc.	7,837	355,486
Park-Ohio Holdings Corp.	14,946	283,077
Regal Beloit Corp.	14,582	917,937
Titan Machinery, Inc. (a)	36,131	313,978
		$3,780,386
Medical & Health Technology & Services – 4.6%
Allscripts Healthcare Solutions, Inc. (a)	9,750	$68,640
HealthEquity, Inc. (a)	10,200	516,018
Medpace Holdings, Inc. (a)	4,439	325,734
Premier, Inc., “A” (a)	38,239	1,251,180
Syneos Health, Inc. (a)	16,419	647,237
Tenet Healthcare Corp. (a)	41,820	602,208
		$3,411,017
Medical Equipment – 5.9%
AngioDynamics, Inc. (a)	29,104	$303,555
Avanos Medical, Inc. (a)	15,844	426,679
Bio-Techne Corp.	6,029	1,143,219
Bruker BioSciences Corp.	12,386	444,162
CONMED Corp.	9,814	562,048
CUTERA, Inc. (a)	7,621	99,530
Envista Holdings Corp. (a)	25,544	381,627
Integer Holdings Corp. (a)	11,762	739,359
IntriCon Corp. (a)	6,905	81,272
LivaNova PLC (a)	1,873	84,753
Orthofix Medical, Inc. (a)	6,359	178,116
		$4,444,320
Metals & Mining – 0.3%
Olympic Steel, Inc.	5,231	$54,141
Ryerson Holding Corp. (a)	26,486	140,905
Schnitzer Steel Industries, Inc., “A”	2,616	34,113
		$229,159
Natural Gas - Distribution – 0.3%
MDU Resources Group, Inc.	9,319	$200,359
Oil Services – 2.4%
Cactus, Inc., “A”	62,139	$720,812
Helmerich & Payne	22,638	354,285
Liberty Oilfield Services, Inc.	77,572	208,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
MRC Global, Inc. (a)	117,893	$502,224
		$1,785,990
Other Banks & Diversified Financials – 10.5%
Bank OZK	50,287	$839,793
Cathay General Bancorp, Inc.	43,512	998,600
Curo Group Holdings Corp.	47,878	253,753
East West Bancorp, Inc.	16,480	424,195
Enova International, Inc. (a)	25,289	366,438
First Hawaiian, Inc.	51,454	850,535
Hanmi Financial Corp.	65,976	715,839
Herc Holdings, Inc. (a)	17,910	366,439
Navient Corp.	12,553	95,152
OneMain Holdings, Inc.	13,561	259,286
Popular, Inc.	12,719	445,165
Regional Management Corp. (a)	20,509	280,153
SLM Corp.	44,568	320,444
Triton International Ltd. of Bermuda	19,637	508,009
Umpqua Holdings Corp.	54,602	595,162
Wintrust Financial Corp.	17,516	575,576
		$7,894,539
Pharmaceuticals – 2.3%
Assertio Therapeutics, Inc. (a)	99,271	$64,526
Catalent, Inc. (a)	6,130	318,454
Lannett Co., Inc. (a)(l)	45,532	316,447
Phibro Animal Health Corp., “A”	18,944	457,876
United Therapeutics Corp. (a)	6,191	587,062
		$1,744,365
Railroad & Shipping – 1.4%
Dorian LPG Ltd. (a)	51,652	$449,889
Genco Shipping & Trading Ltd.	14,238	91,408
Teekay Tankers LTD., “A” (a)	22,922	509,785
		$1,051,082
Real Estate – 9.0%
Brixmor Property Group, Inc., REIT	10,470	$99,465
Easterly Government Properties, REIT	63,987	1,576,640
Industrial Logistics Properties Trust, REIT	67,657	1,186,704
Life Storage, Inc., REIT	12,989	1,228,110
Spirit Realty Capital, Inc., REIT	27,683	723,910
STAG Industrial, Inc., REIT	50,017	1,126,383
STORE Capital Corp., REIT	43,191	782,621
		$6,723,833
Restaurants – 0.7%
Wendy's Co.	34,273	$509,982
Specialty Chemicals – 2.3%
Axalta Coating Systems Ltd. (a)	41,032	$708,623
Element Solutions, Inc. (a)	67,791	566,733
Univar Solutions, Inc. (a)	41,077	440,345
		$1,715,701
Specialty Stores – 0.5%
Hudson Ltd., “A” (a)	71,352	$358,187

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.4%
Telephone and Data Systems, Inc.	18,268	$306,172
Telephone Services – 0.8%
ATN International, Inc.	9,845	$578,000
Trucking – 1.2%
Forward Air Corp.	17,753	$899,189
Utilities - Electric Power – 2.7%
Clearway Energy, Inc., “A”	59,471	$1,021,117
NRG Energy, Inc.	22,142	603,591
Portland General Electric Co.	2,262	108,440
Spark Energy, Inc., “A”	47,354	296,910
		$2,030,058
Total Common Stocks		$74,268,617
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.28% (v)	323,276	$323,341
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.22% (j)	47,804	$47,804

Other Assets, Less Liabilities – 0.3%		227,854
Net Assets – 100.0%		$74,867,616
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $323,341 and $74,316,421, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$74,268,617	$—	$—	$74,268,617
Mutual Funds	371,145	—	—	371,145
Total	$74,639,762	$—	$—	$74,639,762
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2020, the value of securities loaned was $124,930. These loans were collateralized by cash of $47,804 and U.S. Treasury Obligations (held by the lending agent) of $87,801.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$757,875	$13,541,324	$13,975,996	$90	$48	$323,341
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,871	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.